Prospectus Supplement

December 9, 2020

Morgan Stanley Institutional Fund, Inc.

Supplement dated December 9, 2020 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2020

China Equity Portfolio (the "Fund")

Morgan Stanley Investment Management Inc. (the "Adviser") will enter into a Sub-Advisory Agreement with Morgan Stanley Investment Management Company (the "Sub-Adviser") with respect to the Fund; accordingly, references in the Prospectus to the Adviser, when used in connection with its activities as investment adviser, will include the Sub-Adviser acting under its supervision.

The Prospectus is hereby amended as follows:

The following is hereby added as the second paragraph of the section of the Prospectus entitled "China Equity Portfolio—Fund Summary—Fund Management":

Sub-Adviser. Morgan Stanley Investment Management Company ("MSIM Company").

The following is hereby added as the last row of the table in the section of the Prospectus entitled "Fund Summary—China Equity Portfolio—Fund Management—Portfolio Managers":

Name	Title with Sub-Adviser	Date Began Managing Fund
Amay Hattangadi	Managing Director of MSIM Company	December 2020

The following is hereby added as the second subsection of the section of the Prospectus entitled "Fund Management":

Sub-Adviser

The Adviser has entered into a Sub-Advisory Agreement with MSIM Company, located at 23 Church Street, 16-01 Capital Square, Singapore 049481. The Sub-Adviser is a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with investment advisory services subject to the overall supervision of the Adviser and the Company's officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

The following is hereby added at the end of the section of the Prospectus entitled "Fund Management—Portfolio Management—China Equity Portfolio":

Amay Hattangadi is also responsible for the day-to-day management of the Fund.

Mr. Hattangadi has been associated with the Sub-Adviser in an investment management capacity since 1997.

Please retain this supplement for future reference.

  IFICEPROSPT 12/20

Statement of Additional Information Supplement

December 9, 2020

Morgan Stanley Institutional Fund, Inc.

Supplement dated December 9, 2020 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated April 30, 2020

China Equity Portfolio (the "Fund")

Morgan Stanley Investment Management Inc. will enter into a Sub-Advisory Agreement with Morgan Stanley Investment Management Company with respect to the Fund.

Accordingly, the Statement of Additional Information is hereby amended as follows:

The first paragraph of the section of the Statement of Additional Information entitled "Investment Policies and Strategies" is hereby deleted and replaced with the following:

This SAI provides additional information about the investment policies and operations of the Company and its Funds. Morgan Stanley Investment Management Inc. (the "Adviser") acts as investment adviser to each Fund. Under the supervision of the Adviser, Morgan Stanley Investment Management Limited ("MSIM Limited") acts as investment sub-adviser to the Emerging Markets Fixed Income Opportunities, Global Franchise, Global Real Estate, Global Sustain, International Equity, International Real Estate and Real Assets Portfolios; Morgan Stanley Investment Management Company ("MSIM Company") acts as investment sub-adviser to the China Equity, Emerging Markets Fixed Income Opportunities, Emerging Markets Leaders, Emerging Markets, Global Real Estate and International Real Estate Portfolios (MSIM Limited and MSIM Company are each referred to herein individually as the "Sub-Adviser" and together as the "Sub-Advisers"). References to the Adviser, when used in connection with its activities as investment adviser, include any Sub-Adviser acting under its supervision.

The section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Sub-Advisers" is hereby deleted and replaced with the following:

Sub-Advisers
The Adviser has entered into Sub-Advisory Agreements with Morgan Stanley Investment Management Limited, located at 25 Cabot Square, Canary Wharf, London, E14 4QA, England (with respect to the Global Real Estate Portfolio) and Morgan Stanley Investment Management Company, located at 23 Church Street, 16-01 Capital Square, Singapore 049481 (with respect to the China Equity, Emerging Markets and Global Real Estate Portfolios). The Sub-Advisers are wholly owned subsidiaries of Morgan Stanley. The Sub-Advisers provide the relevant Funds with investment advisory services subject to the overall supervision of the Adviser and the Company's Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the relevant Funds.

The following is added as the last row of the table in the section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Other Accounts Managed by Portfolio Managers as of December 31, 2019 (unless otherwise indicated)—China Equity":

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts		Total Assets in the Accounts
China Equity
Amay Hattangadi*	4	$1.4 billion	7	$3.6 billion	13	(1)	$7.5 billion(1)

*  As of October 31, 2020.

(1)  Of these other accounts, five accounts with a total of approximately $1.2 billion in assets had performance-based fees.

The following is added as the last row of the table in the section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Securities Ownership of Portfolio Managers—China Equity":

Fund and Portfolio Managers	Fund Holdings
China Equity
Amay Hattangadi*	None

*  As of October 31, 2020.

Please retain this supplement for future reference.